Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37603
Entity Registrant Name	BioRestorative Therapies, Inc.
Entity Central Index Key	0001505497
Entity Tax Identification Number	30-1341024
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	40 Marcus Drive
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	760-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false